RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 73.0%
	CHEMICALS - 3.6%
246,238	Dow, Inc.	$7,458,549
127,860	Eastman Chemical Company	8,943,807
2,190,585	Huntsman Corporation	21,380,110
135,819	LyondellBasell Industries N.V., Class A	8,431,644
200,988	Westlake Corporation	14,169,654
		60,383,764
	OIL & GAS PRODUCERS - 69.4%
709,098	AltaGas Ltd.	28,216,816
2,883,036	Cenovus Energy, Inc.	87,038,857
274,990	Cheniere Energy, Inc.	72,479,114
324,000	DT Midstream, Inc.	44,712,000
839,734	Enbridge, Inc.	45,731,914
1,877,737	Keyera Corporation	79,783,428
3,153,069	Kinder Morgan, Inc.	101,465,760
67,230	Marathon Petroleum Corporation	21,276,278
133,659	Murphy USA, Inc.	81,232,594
1,081,573	ONEOK, Inc.	98,217,644
260,394	PBF Energy, Inc., Class A	18,821,278
1,379,965	Pembina Pipeline Corporation	67,521,687
352,894	Phillips 66	74,700,602
1,074,397	South Bow Corporation	39,860,129
574,287	Suncor Energy, Inc.	38,638,029
437,284	Targa Resources Corporation	118,228,475
4,266,700	Venture Global, Inc., Class A	57,088,446
407,449	Viper Energy, Inc., Class A	18,176,300
717,217	Williams Companies, Inc. (The)	51,309,704
		1,144,499,055

	TOTAL COMMON STOCKS (Cost $777,662,090)	1,204,882,819

	MASTER LIMITED PARTNERSHIPS — 25.5%
	OIL & GAS PRODUCERS - 25.5%
5,483,809	Energy Transfer, L.P.	111,650,351

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 25.5% (Continued)
	OIL & GAS PRODUCERS - 25.5% (Continued)
1,921,504	Enterprise Products Partners, L.P.	$73,113,227
967,436	MPLX, L.P.	56,546,634
1,670,577	Plains GP Holdings, L.P., Class A	43,986,293
1,102,132	Sunoco, L.P.	84,522,503
1,088,920	Western Midstream Partners, L.P.	50,711,005
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $294,981,398)	420,530,013

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
22,374,109	First American Government Obligations Fund, Class X, 3.58% (Cost $22,374,109)(a)	22,374,109

	TOTAL INVESTMENTS - 99.9% (Cost $1,095,017,597)	$1,647,786,941
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	2,188,362
	NET ASSETS - 100.0%	$1,649,975,303

LP	- Limited Partnership
Ltd.	- Limited Company
NV	- Naamioze Vennootschap

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.